Accounts receivable	12 Months Ended
Dec. 31, 2014
Notes To Financial Statements [Abstract]
Accounts receivable	6 – Accounts receivable
In millions	December 31,	2014	2013
Freight		$777	$675
Non-freight		160	147
Gross accounts receivable		937	822
Allowance for doubtful accounts		(9)	(7)
Net accounts receivable		$928	$815